FINANCIAL INCOME, NET (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Financial income:
Revaluation of Debentures and warrants related to share purchase agreement			$ 1,737	$ 0
Foreign currency adjustments gains, net			15	0
Total financial income			1,752	0
Financial expenses:
Foreign currency adjustments losses, net			0	9
Bank commissions			38	15
Issuance expenses of Debentures and Warrants classified as liabilities			90	0
Total financial expenses			128	24
Total financial expense (income), net	$ (229)	$ 0	$ (1,624)	$ 24